Related Party Transactions (Details)	Dec. 31, 2011
Audi, Mercedes-Benz, Sprinter, Porsche, smart [Member] | Fairfield, Connecticut [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	86.56%
Ferrari, Maserati [Member] | Las Vegas, Nevada [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	50.00%
Lexus, Toyota [Member] | Frankfurt, Germany [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	50.00%
Audi, Lexus, Skoda, Toyota, Volkswagen [Member] | Aachen, Germany [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	50.00%